Property, plant and equipment - Disclosure of Exploration and Evaluation Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Beginning balance	₨ 98,852
Unsuccessful Exploration Cost			₨ 407	₨ 294
Ending balance	159,305	$ 2,447	98,852
Gross carrying amount [member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Additions	84,650	1,300	136,055
Transfer during the year to property plant and equipment	1,985	30	10,611
Foreign exchange	12,621	194	(10,379)
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Beginning balance	98,852	1,518	105,899
Additions	1,131	17	1,234
Deductions/ adjustments	(633)	(10)
Transfer during the year to property plant and equipment	(1,985)	(30)	(10,611)
Unsuccessful Exploration Cost	(1)	0	(407)
Foreign exchange	879	14	(2,333)
Impairment reversal	61,062	938	5,070
Ending balance	159,305	$ 2,447	98,852	105,899
Gambsberg Mine Project [member] | Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Beginning balance			9,508
Transfer during the year to property plant and equipment			(9,508)
Ending balance				9,508
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Additions	9,078		8,863
Transfer during the year to property plant and equipment	1,985		1,103
Foreign exchange	2,110		(14,717)
Oil and Gas Properties[member] | Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Beginning balance	98,852		96,391
Additions	1,131		1,234
Deductions/ adjustments	(633)
Transfer during the year to property plant and equipment	(1,985)		(1,103)
Unsuccessful Exploration Cost	(1)		(407)
Foreign exchange	880		(2,333)
Impairment reversal	61,061		5,070
Ending balance	₨ 159,305		₨ 98,852	₨ 96,391